Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for:			Compensation Actually Paid to:		Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:		Net (Loss) Income ($ in thousands)(7)	Distributable Earnings ($ in thousands)(8)
	James S. Levin(1)		Robert S. Shafir(1)	James S. Levin(2)	Robert S. Shafir(2)			Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)

2022	$48,928,485		N/A	$(29,625,639)	N/A	$4,346,305	$(347,201)	$48	$111	$(12,008)	$56,434
2021	145,788,003	(3)	12,668,873	170,105,512	27,202,166	6,491,056	7,698,747	114	127	(8,605)	82,811
2020	N/A		10,145,682	N/A	(4,901,331)	13,506,950	9,747,481	70	96	170,682	279,467

Company Selected Measure Name			Distributable Earnings
Named Executive Officers, Footnote [Text Block]			Mr. Levin assumed the role of CEO, effective April 1, 2021. Mr. Shafir was our CEO until he withdrew from the Sculptor Operating Group effective April 1, 2021. The amounts reported in this column are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table.The amounts reported in this column are the average amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table for our non-PEO Named Executive Officers as a group. The non-PEO Named Executive Officers included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022: Wayne Cohen, David Levine, Hap Pollard, and Dava Ritchea, (ii) for 2021: Wayne Cohen, David Levine, Hap Pollard, Dava Ritchea and Thomas Sipp, and (iii) for 2020: Wayne Cohen, James Levin, David Levine and Thomas Sipp.
Peer Group Issuers, Footnote [Text Block]			The Peer Group TSR utilizes the S&P 500 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The Peer Group TSR assumes $100 was invested in the S&P 500 Financials Index for the period starting December 31, 2019 through December 31 of the applicable year.
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts reported in this column represent the amount of “compensation actually paid” to our PEOs and non-PEO NEOs (as an average), for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. Under SEC rules, the amounts shown below were deducted and added, as applicable, to total compensation as included in the “Summary Compensation Table Total” or “Average Summary Compensation Table Total for Non-PEO NEOs” columns, as applicable, set forth above to determine the “compensation actually paid” for the applicable fiscal year.

	2022		2021			2020
	James S. Levin	Non-PEO NEOs Average	James S. Levin	Robert S. Shafir	Non-PEO NEOs Average	Robert S. Shafir	Non-PEO NEOs Average
Summary Compensation Table (“SCT”) Total	$48,928,485	$4,346,305	$145,788,003	$12,668,873	$6,491,056	$10,145,682	$13,506,950
Amounts reported in the “Stock Awards” column of the SCT	(39,408,796)	(1,774,881)	(75,990,961)	—	(4,110,797)	(4,990,512)	(1,260,350)
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end	18,523,368	837,420	76,993,231	—	4,499,467	3,694,086	902,682
Change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year	(9,617,737)	(225,955)	12,951,131	9,483,227	551,243	925,895	395,617
Fair value (as of the vesting date) of equity awards that were granted and vested during the year	6,824	5	569,889	2,682,072	57,978	—	28,414
Change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end	(48,057,783)	(3,530,095)	9,794,219	2,368,000	416,903	(14,676,482)	(3,825,832)
Fair value (as of the end of the prior year) of previously-granted equity awards that failed to meet vesting conditions in the year	—	—	—	(6)	(207,103)	—	—
Compensation Actually Paid(i)	$(29,625,639)	$(347,201)	$170,105,512	$27,202,166	$7,698,747	$(4,901,331)	$9,747,481
(i) Reflects adjustments to the value of stock awards as captioned in each line item above and calculated in accordance with ASC 718 and SEC rules under Item 402(v). Refer to Note 2 and Note 13 in our Annual Report on Form 10-K for the year ended December 31, 2022 for further information regarding the fair value measurement of our equity awards. The valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair values as of the grant date.

Non-PEO NEO Average Total Compensation Amount			$ 4,346,305	$ 6,491,056	$ 13,506,950
Non-PEO NEO Average Compensation Actually Paid Amount			$ (347,201)	7,698,747	9,747,481
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts reported in this column represent the amount of “compensation actually paid” to our PEOs and non-PEO NEOs (as an average), for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. Under SEC rules, the amounts shown below were deducted and added, as applicable, to total compensation as included in the “Summary Compensation Table Total” or “Average Summary Compensation Table Total for Non-PEO NEOs” columns, as applicable, set forth above to determine the “compensation actually paid” for the applicable fiscal year.

	2022		2021			2020
	James S. Levin	Non-PEO NEOs Average	James S. Levin	Robert S. Shafir	Non-PEO NEOs Average	Robert S. Shafir	Non-PEO NEOs Average
Summary Compensation Table (“SCT”) Total	$48,928,485	$4,346,305	$145,788,003	$12,668,873	$6,491,056	$10,145,682	$13,506,950
Amounts reported in the “Stock Awards” column of the SCT	(39,408,796)	(1,774,881)	(75,990,961)	—	(4,110,797)	(4,990,512)	(1,260,350)
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end	18,523,368	837,420	76,993,231	—	4,499,467	3,694,086	902,682
Change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year	(9,617,737)	(225,955)	12,951,131	9,483,227	551,243	925,895	395,617
Fair value (as of the vesting date) of equity awards that were granted and vested during the year	6,824	5	569,889	2,682,072	57,978	—	28,414
Change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end	(48,057,783)	(3,530,095)	9,794,219	2,368,000	416,903	(14,676,482)	(3,825,832)
Fair value (as of the end of the prior year) of previously-granted equity awards that failed to meet vesting conditions in the year	—	—	—	(6)	(207,103)	—	—
Compensation Actually Paid(i)	$(29,625,639)	$(347,201)	$170,105,512	$27,202,166	$7,698,747	$(4,901,331)	$9,747,481
(i) Reflects adjustments to the value of stock awards as captioned in each line item above and calculated in accordance with ASC 718 and SEC rules under Item 402(v). Refer to Note 2 and Note 13 in our Annual Report on Form 10-K for the year ended December 31, 2022 for further information regarding the fair value measurement of our equity awards. The valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair values as of the grant date.

Tabular List [Table Text Block]			Distributable Earnings •Gross Fund Returns •Incentive Income •AUM •TSR
Total Shareholder Return Amount			$ 48	114	70
Peer Group Total Shareholder Return Amount			111	127	96
Net Income (Loss)			$ (12,008,000)	$ (8,605,000)	$ 170,682,000
Company Selected Measure Amount			56,434,000	82,811,000	279,467,000
PEO Name	Mr. Shafir	Mr. Levin	Mr. Levin		Mr. Shafir
Additional 402(v) Disclosure [Text Block]	This number, which feeds into the Compensation Actually Paid amount, contains approximately $76 million in an equity award subject to rigorous performance vesting and service requirements, which was designed to cover a multi-year period and serves as Mr. Levin’s sole compensation for service as Chief Executive Officer.Total Shareholder Return (“TSR”) assumes $100 was invested in our Class A common stock for the period starting December 31, 2019 through December 31 of the applicable year.The amounts reported in this column represent the amount of net income or loss reported in our Annual Report on Form 10-K for the applicable fiscal year.
For 2022, “Compensation Actually Paid” (“CAP”) to James S. Levin (our “Current PEO”) was $(29.6) million and Average CAP to Non-PEO NEOs was $(347) thousand. The negative CAP amounts are primarily driven by a decrease in the value of previously granted equity awards, generally aligned with the a decrease in the Company’s stock price during the year. Moreover, no Annual Fund Performance Payment was paid to Mr. Levin (which amount is formulaic, based on fund performance, and generally non-discretionary), which aligned with lower Distributable Earnings for the year. For 2022, the Company incurred a Net Loss of $12.0 million and generated Distributable Earnings of $56.4 million, both of which were lower than in 2021 and contributed to the lower CAP for our named executive officers.
In 2021, Robert S. Shafir (the “Prior PEO”) withdrew from the Sculptor Operating Group. In connection with the Prior PEO’s resignation, Mr. Levin, the Current PEO and at the time CIO, was promoted in April 2021 to CEO, serving both as the Company’s CEO and CIO. The 2021 CAP for our Current PEO was $170.1 million, comprised of (i) $77.0 million fair value of equity awards granted during 2021, primarily driven by a $70.0 million increase in value of the one-time grant of Performance Shares, which are intended to compensate the Current PEO in his capacity as CEO over the next several years and conditioned upon satisfaction of service-based and rigorous TSR performance-based vesting conditions, (ii) $22.7 million attributable to an increase in fair value of awards granted in prior years, and (iii) $69.8 million attributable to the 2021 Annual Fund Performance Payment for his role as CIO (which is formulaic, based on fund performance and generally non-discretionary), as well as vesting of DCIs issued in respect of prior year performance. For 2021, CAP for the Prior PEO was $27.2 million consisting of (i) amounts paid in connection with his separation of employment and (ii) the amounts recognized in connection with the vesting of certain equity awards, as well as the increase in value of outstanding equity awards. The 2021 Average CAP to Non-PEO NEOs was $7.7 million. As noted above, the majority of the CAP is tied to increase in the value of awards granted to our named executive officers, which aligned with the Company’s increase in stock price for the year. Average CAP to Non-PEO NEOs was lower in 2021 versus the prior year as both Net Income and Distributable Earnings were lower in 2021 versus the prior year. In 2021, the Company had a Net Loss of $8.6 million and Distributable Earnings of $82.8 million. Notwithstanding the foregoing, the 2021 CAP for our Current PEO, Prior PEO and Non-PEO NEOs reflect the impact of material non-recurring items, including for our Current PEO and Non-PEO NEOs, the grant of multi-year long-term performance-based incentive awards, which makes challenging a comparison of CAP against TSR, Net Income and Distributable Earnings in 2021.
For 2020, the Company had a strong earnings year with Net Income of $170.7 million and Distributable Earnings of $279.5 million, but suffered stock price depreciation of (30)%. A significant portion of the Prior PEO’s compensation was equity-based and non-discretionary, and therefore, despite strong Net Income and Distributable Earnings relative to prior years, his CAP in 2020 was $4.9 million, which reflects the impact of the Company’s TSR on our stock price. Average CAP to Non-PEO NEOs was $9.7 million, in alignment with the Company’s strong positive Net Income and Distributable Earnings for the year, which offset the impact of the Company’s negative TSR.
The Company primarily competes with privately held alternative asset managers and there are a limited number of directly comparable publicly-traded alternative asset managers, which lead to the selection of the S&P 500 Financials Index as the peer group. From 2021 to 2022, the Company’s TSR underperformed its S&P 500 Financials Index peer group. 2022 was one of the most volatile years on record for the financial markets since 2008 and this had a greater impact on the Company versus others included in the S&P 500 Financials Index. From 2020 to 2021, the Company’s TSR outperformed its S&P 500 Financials Index peer group. From 2019 to 2020, the Company’s TSR underperformed its S&P 500 Financials Index peer group.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			•Distributable Earnings
Non-GAAP Measure Description [Text Block]			Our company selected measure is Distributable Earnings (“DE”). DE is a non-GAAP measure of operating performance, management uses DE to evaluate the financial performance of the company and make operating decisions, as well as to determine the earnings available to distribute as dividends. For additional information about non-GAAP measures, including reconciliations to the most directly comparable financial measures presented in accordance with GAAP, please see our Annual Report filed on Form 10-K for the year ended December 31, 2022, dated March 3, 2023 and our annual report on Form 10-K for the year ended December 31, 2021, dated February 25, 2022, as well as our Earnings Press Release for the Fourth Quarter of 2022, filed on Form 8-K, dated February 28, 2023.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			•Gross Fund Returns
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			•Incentive Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			•AUM
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			•TSR
James S. Levin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 48,928,485	$ 145,788,003
PEO Actually Paid Compensation Amount			(29,625,639)	170,105,512
Robert S. Shafir [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				12,668,873	$ 10,145,682
PEO Actually Paid Compensation Amount				27,202,166	(4,901,331)
PEO [Member] | James S. Levin [Member]
Pay vs Performance Disclosure [Table]
Equity Award Subject To Rigorous Performance Vesting And Service Requirements				76,000,000
PEO [Member] | James S. Levin [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(39,408,796)	(75,990,961)
PEO [Member] | James S. Levin [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			18,523,368	76,993,231
PEO [Member] | James S. Levin [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,617,737)	12,951,131
PEO [Member] | James S. Levin [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,824	569,889
PEO [Member] | James S. Levin [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(48,057,783)	9,794,219
PEO [Member] | James S. Levin [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Robert S. Shafir [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	(4,990,512)
PEO [Member] | Robert S. Shafir [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	3,694,086
PEO [Member] | Robert S. Shafir [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				9,483,227	925,895
PEO [Member] | Robert S. Shafir [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,682,072	0
PEO [Member] | Robert S. Shafir [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,368,000	(14,676,482)
PEO [Member] | Robert S. Shafir [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(6)	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,774,881)	(4,110,797)	(1,260,350)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			837,420	4,499,467	902,682
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(225,955)	551,243	395,617
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5	57,978	28,414
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,530,095)	416,903	(3,825,832)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ (207,103)	$ 0